RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS
The Employer matching contributions are made in shares of the Sinclair, Inc. common stock. During 2025, the Employer matching contributions amounted to $16,743,037. Dividends received on Sinclair, Inc. common stock during 2025 were $4,707,994. As the Employer is the Plan Sponsor, these transactions qualify as exempt party-in-interest transactions.

Certain Plan investments are pooled separate accounts and a guaranteed investment contract managed by Empower Financial Group, an affiliate of Empower. Empower is the third party administrator as defined by the Plan. Therefore, these transactions qualify as exempt party-in-interest transactions. In addition, notes receivable from participants are considered to be exempt party-in-interest transactions.

Fees incurred by the Plan for the investment management services are included in net appreciation in fair value of the investment, as they are paid through revenue sharing, rather than a direct payment. The Plan made direct payments to Empower of $342,264 for the year ended December 31, 2025, which were not covered by revenue sharing. The Employer pays directly any other fees related to the Plan's operations.